Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Actual Impact of Wyeth Acquisition (Parenthetical) (Detail) (Wyeth [Member], Business Combination Effect on Consolidated Results [Member], USD $)
3 Months Ended
Dec. 31, 2009
Wyeth [Member] | Business Combination Effect on Consolidated Results [Member]
Business Acquisition [Line Items]
Purchase accounting adjustment for estimated sales of acquisition-date inventory at fair value	$ 904,000,000
Purchase accounting adjustment for amortization of identifiable intangible assets acquired	512,000,000
Purchase accounting adjustment for restructuring charges and additional depreciation - asset restructuring, pre-tax	$ 2,100,000,000